Shareholder Report, Average Annual Return (Details)	12 Months Ended	16 Months Ended		21 Months Ended	35 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
C000007370
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	(1.04%)					(2.19%)	(0.72%)
C000007369
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000007373
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000016533
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	6.32%					2.75%	3.43%
C000016537
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000228113
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P2
C000016536
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000007355
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	3.55%					(0.19%)	1.00%
C000007354
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000007358
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000008165
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	6.49%					7.32%	4.80%
C000008164
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000228111
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P2
C000008168
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000008150
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	16.77%					13.59%	12.76%
C000008149
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000008153
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000007350
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	0.91%					(1.14%)	0.60%
C000007349
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000007353
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000008160
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	(1.27%)					6.54%	8.33%
C000008159
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000008155
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	5.76%					7.79%	7.01%
C000008154
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000008158
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000007360
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	3.35%					0.33%	1.79%
C000007359
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000007363
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000016591
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	3.22%					3.25%	2.10%
C000016595
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000228115
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P2
C000016594
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000016586
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	0.18%					(1.06%)	1.43%
C000016590
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000008170
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	(5.17%)					2.04%	1.02%
C000008169
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000228112
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P2
C000008173
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000008145
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	8.02%					8.57%	7.69%
C000008144
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000008148
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000007365
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	0.89%					0.17%	1.55%
C000007364
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000007368
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Without Sales Load [Member] | C000007370
Average Annual Return [Line Items]
Average Annual Return, Percent	2.77%					(1.43%)	(0.34%)
Without Sales Load [Member] | C000007369
Average Annual Return [Line Items]
Average Annual Return, Percent	3.04%					(1.23%)	(0.15%)
Without Sales Load [Member] | C000007373
Average Annual Return [Line Items]
Average Annual Return, Percent	2.92%					(1.26%)	(0.17%)
Without Sales Load [Member] | C000016533
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%					3.54%	3.82%
Without Sales Load [Member] | C000016537
Average Annual Return [Line Items]
Average Annual Return, Percent	10.70%					3.71%	3.99%
Without Sales Load [Member] | C000228113
Average Annual Return [Line Items]
Average Annual Return, Percent	11.05%				1.35%
Without Sales Load [Member] | C000016536
Average Annual Return [Line Items]
Average Annual Return, Percent	10.75%					3.74%	4.03%
Without Sales Load [Member] | C000007355
Average Annual Return [Line Items]
Average Annual Return, Percent	7.61%					0.57%	1.39%
Without Sales Load [Member] | C000007354
Average Annual Return [Line Items]
Average Annual Return, Percent	7.88%					0.83%	1.64%
Without Sales Load [Member] | C000007358
Average Annual Return [Line Items]
Average Annual Return, Percent	7.89%					0.83%	1.64%
Without Sales Load [Member] | C000008165
Average Annual Return [Line Items]
Average Annual Return, Percent	12.67%					8.54%	5.40%
Without Sales Load [Member] | C000008164
Average Annual Return [Line Items]
Average Annual Return, Percent	12.95%					8.81%	5.68%
Without Sales Load [Member] | C000228111
Average Annual Return [Line Items]
Average Annual Return, Percent	13.58%		18.16%
Without Sales Load [Member] | C000008168
Average Annual Return [Line Items]
Average Annual Return, Percent	12.97%					8.82%	5.68%
Without Sales Load [Member] | C000008150
Average Annual Return [Line Items]
Average Annual Return, Percent	23.56%					14.88%	13.40%
Without Sales Load [Member] | C000008149
Average Annual Return [Line Items]
Average Annual Return, Percent	23.90%					15.16%	13.68%
Without Sales Load [Member] | C000008153
Average Annual Return [Line Items]
Average Annual Return, Percent	23.86%					15.17%	13.69%
Without Sales Load [Member] | C000007350
Average Annual Return [Line Items]
Average Annual Return, Percent	4.89%					(0.39%)	0.98%
Without Sales Load [Member] | C000007349
Average Annual Return [Line Items]
Average Annual Return, Percent	5.15%					(0.16%)	1.23%
Without Sales Load [Member] | C000007353
Average Annual Return [Line Items]
Average Annual Return, Percent	5.25%					(0.14%)	1.24%
Without Sales Load [Member] | C000008160
Average Annual Return [Line Items]
Average Annual Return, Percent	4.46%					7.75%	8.94%
Without Sales Load [Member] | C000008159
Average Annual Return [Line Items]
Average Annual Return, Percent	4.66%					7.95%	9.10%
Without Sales Load [Member] | C000008155
Average Annual Return [Line Items]
Average Annual Return, Percent	11.89%					9.01%	7.61%
Without Sales Load [Member] | C000008154
Average Annual Return [Line Items]
Average Annual Return, Percent	12.16%					9.22%	7.80%
Without Sales Load [Member] | C000008158
Average Annual Return [Line Items]
Average Annual Return, Percent	12.23%					9.25%	7.84%
Without Sales Load [Member] | C000007360
Average Annual Return [Line Items]
Average Annual Return, Percent	7.34%					1.10%	2.18%
Without Sales Load [Member] | C000007359
Average Annual Return [Line Items]
Average Annual Return, Percent	7.52%					1.34%	2.43%
Without Sales Load [Member] | C000007363
Average Annual Return [Line Items]
Average Annual Return, Percent	7.53%					1.33%	2.41%
Without Sales Load [Member] | C000016591
Average Annual Return [Line Items]
Average Annual Return, Percent	9.19%					4.44%	2.68%
Without Sales Load [Member] | C000016595
Average Annual Return [Line Items]
Average Annual Return, Percent	9.37%					4.67%	2.93%
Without Sales Load [Member] | C000228115
Average Annual Return [Line Items]
Average Annual Return, Percent	9.85%			6.55%
Without Sales Load [Member] | C000016594
Average Annual Return [Line Items]
Average Annual Return, Percent	9.43%					4.70%	2.96%
Without Sales Load [Member] | C000016586
Average Annual Return [Line Items]
Average Annual Return, Percent	5.96%					0.06%	2.01%
Without Sales Load [Member] | C000016590
Average Annual Return [Line Items]
Average Annual Return, Percent	6.24%					0.29%	2.25%
Without Sales Load [Member] | C000008170
Average Annual Return [Line Items]
Average Annual Return, Percent	0.35%					3.21%	1.59%
Without Sales Load [Member] | C000008169
Average Annual Return [Line Items]
Average Annual Return, Percent	0.54%					3.46%	1.84%
Without Sales Load [Member] | C000228112
Average Annual Return [Line Items]
Average Annual Return, Percent	0.89%	10.13%
Without Sales Load [Member] | C000008173
Average Annual Return [Line Items]
Average Annual Return, Percent	0.54%					3.47%	1.84%
Without Sales Load [Member] | C000008145
Average Annual Return [Line Items]
Average Annual Return, Percent	14.33%					9.81%	8.31%
Without Sales Load [Member] | C000008144
Average Annual Return [Line Items]
Average Annual Return, Percent	14.57%					10.07%	8.57%
Without Sales Load [Member] | C000008148
Average Annual Return [Line Items]
Average Annual Return, Percent	14.60%					10.07%	8.57%
Without Sales Load [Member] | C000007365
Average Annual Return [Line Items]
Average Annual Return, Percent	3.23%					0.63%	1.78%
Without Sales Load [Member] | C000007364
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%					0.88%	2.04%
Without Sales Load [Member] | C000007368
Average Annual Return [Line Items]
Average Annual Return, Percent	3.46%					0.88%	2.02%
UBS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	3.01%					(1.44%)	(0.06%)
UBS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	3.01%					(1.44%)	(0.06%)
UBS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	3.01%					(1.44%)	(0.06%)
UBS Index: ICE BofA Global High Yield Index (Hedged in USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Global High Yield Index (Hedged in USD)
Average Annual Return, Percent	12.02%					3.75%	4.62%
UBS Index: ICE BofA Global High Yield Index (Hedged in USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Global High Yield Index (Hedged in USD)
Average Annual Return, Percent	12.02%					3.75%	4.62%
UBS Index: ICE BofA Global High Yield Index (Hedged in USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Global High Yield Index (Hedged in USD)
Average Annual Return, Percent	12.02%				1.63%
UBS Index: ICE BofA Global High Yield Index (Hedged in USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Global High Yield Index (Hedged in USD)
Average Annual Return, Percent	12.02%					3.75%	4.62%
UBS Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.10%					0.19%	1.61%
UBS Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.10%					0.19%	1.61%
UBS Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.10%					0.19%	1.61%
UBS Index: MSCI EAFE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Average Annual Return, Percent	11.21%					7.36%	4.84%
UBS Index: MSCI EAFE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Average Annual Return, Percent	11.21%					7.36%	4.84%
UBS Index: MSCI EAFE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Average Annual Return, Percent	11.21%		15.98%
UBS Index: MSCI EAFE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Average Annual Return, Percent	11.21%					7.36%	4.84%
UBS Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	26.94%					18.41%	16.31%
UBS Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	26.94%					18.41%	16.31%
UBS Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	26.94%					18.41%	16.31%
UBS Index: Bloomberg US Mortgage-Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mortgage-Backed Securities Index
Average Annual Return, Percent	4.89%					(0.32%)	1.21%
UBS Index: Bloomberg US Mortgage-Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mortgage-Backed Securities Index
Average Annual Return, Percent	4.89%					(0.32%)	1.21%
UBS Index: Bloomberg US Mortgage-Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mortgage-Backed Securities Index
Average Annual Return, Percent	4.89%					(0.32%)	1.21%
UBS Index: Russell 2500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Average Annual Return, Percent	11.93%					8.52%	9.98%
UBS Index: Russell 2500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Average Annual Return, Percent	11.93%					8.52%	9.98%
UBS Index: Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	13.59%					9.56%	8.14%
UBS Index: Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	13.59%					9.56%	8.14%
UBS Index: Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	13.59%					9.56%	8.14%
UBS Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.10%					0.19%	1.61%
UBS Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.10%					0.19%	1.61%
UBS Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.10%					0.19%	1.61%
UBS Index: FTSE Three-Month US Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Three-Month US Treasury Bill Index
Average Annual Return, Percent	5.65%					2.28%	1.58%
UBS Index: FTSE Three-Month US Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Three-Month US Treasury Bill Index
Average Annual Return, Percent	5.65%					2.28%	1.58%
UBS Index: FTSE Three-Month US Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Three-Month US Treasury Bill Index
Average Annual Return, Percent	5.65%			5.28%
UBS Index: FTSE Three-Month US Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Three-Month US Treasury Bill Index
Average Annual Return, Percent	5.65%					2.28%	1.58%
UBS Index: FTSE EPRA/NAREIT Developed Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA/NAREIT Developed Index
Average Annual Return, Percent	7.97%					1.38%	3.57%
UBS Index: FTSE EPRA/NAREIT Developed Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA/NAREIT Developed Index
Average Annual Return, Percent	7.97%					1.38%	3.57%
UBS Index: MSCI Emerging Markets Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net)
Average Annual Return, Percent	6.27%					3.41%	2.63%
UBS Index: MSCI Emerging Markets Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net)
Average Annual Return, Percent	6.27%					3.41%	2.63%
UBS Index: MSCI Emerging Markets Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net)
Average Annual Return, Percent	6.27%	14.17%
UBS Index: MSCI Emerging Markets Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net)
Average Annual Return, Percent	6.27%					3.41%	2.63%
UBS Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	14.80%					9.92%	8.96%
UBS Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	14.80%					9.92%	8.96%
UBS Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	14.80%					9.92%	8.96%
UBS Index: Bloomberg US Municipal 3-15 Year Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal 3-15 Year Blend Index
Average Annual Return, Percent	3.16%					1.17%	2.26%
UBS Index: Bloomberg US Municipal 3-15 Year Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal 3-15 Year Blend Index
Average Annual Return, Percent	3.16%					1.17%	2.26%
UBS Index: Bloomberg US Municipal 3-15 Year Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal 3-15 Year Blend Index
Average Annual Return, Percent	3.16%					1.17%	2.26%
UBS Index: Bloomberg Global Aggregate ex USD 50% Hedged Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex USD 50% Hedged Index
Average Annual Return, Percent	1.17%					(2.82%)	(1.42%)
UBS Index: Bloomberg Global Aggregate ex USD 50% Hedged Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex USD 50% Hedged Index
Average Annual Return, Percent	1.17%					(2.82%)	(1.42%)
UBS Index: Bloomberg Global Aggregate ex USD 50% Hedged Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex USD 50% Hedged Index
Average Annual Return, Percent	1.17%					(2.82%)	(1.42%)
UBS Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.10%					0.19%	1.61%
UBS Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.10%					0.19%	1.61%
UBS Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.10%				(2.71%)
UBS Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.10%					0.19%	1.61%
UBS Index: Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	21.50%					14.59%	12.86%
UBS Index: Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	21.50%					14.59%	12.86%
UBS Index: Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	21.50%					14.59%	12.86%
UBS Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.10%					0.19%	1.61%
UBS Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.10%					0.19%	1.61%
UBS Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.10%					0.19%	1.61%
UBS Index: Russell 3000 Index TR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index TR (USD)
Average Annual Return, Percent	21.07%					14.23%	12.58%
UBS Index: Russell 3000 Index TR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index TR (USD)
Average Annual Return, Percent	21.07%					14.23%	12.58%
UBS Index: Russell 3000 Index TR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index TR (USD)
Average Annual Return, Percent	21.07%					14.23%	12.58%
UBS Index: Russell 3000 Index TR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index TR (USD)
Average Annual Return, Percent	21.07%					14.23%	12.58%
UBS Index: Russell 3000 Index TR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index TR (USD)
Average Annual Return, Percent	21.07%					14.23%	12.58%
UBS Index: Bloomberg US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Government/Credit Index
Average Annual Return, Percent	5.12%					0.35%	1.74%
UBS Index: Bloomberg US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Government/Credit Index
Average Annual Return, Percent	5.12%					0.35%	1.74%
UBS Index: Bloomberg US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Government/Credit Index
Average Annual Return, Percent	5.12%					0.35%	1.74%
UBS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	3.01%					(1.44%)	(0.06%)
UBS Index: HFRI Fund of Funds Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRI Fund of Funds Composite Index
Average Annual Return, Percent	8.02%					4.87%	3.58%
UBS Index: MSCI World Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net)
Average Annual Return, Percent	18.34%					12.06%	9.53%
UBS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	3.01%					(1.44%)	(0.06%)
UBS Index: HFRI Fund of Funds Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRI Fund of Funds Composite Index
Average Annual Return, Percent	8.02%					4.87%	3.58%
UBS Index: MSCI World Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net)
Average Annual Return, Percent	18.34%					12.06%	9.53%
UBS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	3.01%			4.12%
UBS Index: HFRI Fund of Funds Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRI Fund of Funds Composite Index
Average Annual Return, Percent	8.02%			7.37%
UBS Index: MSCI World Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net)
Average Annual Return, Percent	18.34%			20.89%
UBS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	3.01%					(1.44%)	(0.06%)
UBS Index: HFRI Fund of Funds Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRI Fund of Funds Composite Index
Average Annual Return, Percent	8.02%					4.87%	3.58%
UBS Index: MSCI World Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net)
Average Annual Return, Percent	18.34%					12.06%	9.53%
UBS Index: MSCI World Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net)
Average Annual Return, Percent	18.34%					12.06%	9.53%
UBS Index: MSCI World Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net)
Average Annual Return, Percent	18.34%					12.06%	9.53%
UBS Index: Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	21.50%					14.59%	12.86%
UBS Index: Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	21.50%					14.59%	12.86%
UBS Index: Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	21.50%					14.59%	12.86%
UBS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	3.74%					1.18%	2.47%
UBS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	3.74%					1.18%	2.47%
UBS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	3.74%					1.18%	2.47%